                                                    PROSPECTUS - AUGUST 29, 2000

ACTIVE ASSETS
                                                                     MONEY TRUST
                                                                  TAX-FREE TRUST
                                                       CALIFORNIA TAX-FREE TRUST
                                                     GOVERNMENT SECURITIES TRUST

        FOUR DIFFERENT MONEY MARKET FUNDS OFFERED EXCLUSIVELY TO PARTICIPANTS IN
                                      THE ACTIVE ASSETS-Registered Trademark- OR
                        BUSINESSCAPE-SM- FINANCIAL SERVICE PROGRAMS AND TO OTHER
                 INVESTORS WHO HAVE BROKERAGE ACCOUNTS WITH DEAN WITTER REYNOLDS

                                         FOR INFORMATION ON THE ACTIVE ASSETS OR
                                   BUSINESSCAPE FINANCIAL SERVICE PROGRAMS, READ THE CLIENT ACCOUNT AGREEMENT FOR EACH PROGRAM
                    AND/OR CALL (800) 869-3326 OR (212) 392-5000 (FOR THE ACTIVE
               ASSETS PROGRAM) OR (800) 355-3086 (FOR THE BUSINESSCAPE PROGRAM).

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

Eligible Investors/Overview .......................................................... 1

The Funds
    Active Assets Money Trust              Investment Objectives....                   2
                                           Principal Investment
                                           Strategies...............                   2
                                           Principal Risks..........                   3
                                           Past Performance.........                   4
                                           Fees and Expenses........                   5
    Active Assets Tax-Free Trust           Investment Objective.....                   6
                                           Principal Investment
                                           Strategies...............                   6
                                           Principal Risks..........                   7
                                           Past Performance.........                   8
                                           Fees and Expenses........                   9
    Active Assets California
     Tax-Free Trust                        Investment Objective.....                  10
                                           Principal Investment
                                           Strategies...............                  10
                                           Principal Risks..........                  11
                                           Past Performance.........                  12
                                           Fees and Expenses........                  13
    Active Assets Government
     Securities Trust                      Investment Objectives....                  14
                                           Principal Investment
                                           Strategies...............                  14
                                           Principal Risks..........                  15
                                           Past Performance.........                  16
                                           Fees and Expenses........                  17

Fund Management ..................................................................... 18

Shareholder Information                    Pricing Fund Shares......                  19
                                           How Are Fund Investments
                                           Made?....................                  19
                                           How Are Fund Shares
                                           Sold?....................                  20
                                           Distributions............                  22
                                           Tax Consequences.........                  23

Financial Highlights ................................................................ 24

                                           THIS PROSPECTUS CONTAINS IMPORTANT
                                           INFORMATION ABOUT THE FUNDS.
                                           PLEASE READ IT CAREFULLY AND KEEP IT FOR
                                           FUTURE REFERENCE.

ELIGIBLE INVESTORS/OVERVIEW

           Active Assets Money Trust, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust and Active Assets Government Securities Trust (each, a "Fund") are four separate money market funds offered exclusively to: (i) participants in the Active Assets-Registered Trademark- or BusinesScape-SM- financial service programs offered by Dean Witter Reynolds (the "Financial Service Programs"); and (ii) other investors who have a brokerage account with Dean Witter Reynolds. (Dean Witter Reynolds is affiliated with Morgan Stanley Dean Witter Advisors Inc., the Funds' Investment Manager.)

           Participants in the Financial Service Programs are offered a Dean Witter brokerage account that is linked to the Funds, as well as to Active Assets Institutional Money Trust and Active Assets Premier Money Trust (two other money market funds participating in the Financial Service Programs), a debit card, a checking account and, in the case of the Active Assets program, a federally insured bank account. In addition, participants in the BusinesScape program may have access to a commercial line of credit.

           The annual fee presently charged for participating in the Active Assets Program is $80 for individuals and $100 for businesses. The annual fee presently charged for participating in the BusinesScape program is $150. At any time, Dean Witter Reynolds Inc. may change the annual fee charged and the services provided under the Financial Service Programs. For details on the Financial Service Programs, please read the client account agreement for each program.

[Sidebar]
MONEY MARKET
A MUTUAL FUND HAVING THE GOAL TO SELECT SECURITIES TO PROVIDE CURRENT INCOME WHILE SEEKING TO MAINTAIN A STABLE SHARE PRICE OF $1.00.
YIELD
THE FUND'S YIELD REFLECTS THE ACTUAL INCOME THE FUND PAYS TO YOU EXPRESSED AS A PERCENTAGE OF THE FUND'S SHARE PRICE. BECAUSE THE FUND'S INCOME FROM ITS PORTFOLIO SECURITIES WILL FLUCTUATE, THE INCOME IT IN TURN DISTRIBUTES TO YOU AND THE FUND'S YIELD WILL VARY.
[End Sidebar]

THE FUNDS
ACTIVE ASSETS MONEY TRUST

[ICON]  INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
           Active Assets Money Trust is a money market fund that seeks to provide high current income, preservation of capital and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                            The Fund invests in high quality, short-term debt obligations. In selecting investments, the "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

                            The Fund's investments include the following money market instruments:

-      Commercial paper.
-      Corporate obligations.
- Debt obligations of U.S.-regulated banks and instruments secured by those obligations. These investments include certificates of deposit.
- Certificates of deposit of savings banks and savings and loan associations.
- Debt obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or its instrumentalities.
- Repurchase agreements, which may be viewed as a type of secured lending by the Fund.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------

           There is no assurance that the Fund will achieve its investment objectives.

           CREDIT AND INTEREST RATE RISKS. Principal risks of investing in the Fund are associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk.

           Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

           The Investment Manager actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

           FOREIGN MONEY MARKET SECURITIES. The Fund may invest in U.S. dollar denominated money market instruments and other short-term debt obligations issued by foreign banks. Although the Fund will invest in these securities only if the Investment Manager determines they are of comparable quality to the Fund's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

           Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[Sidebar]
ANNUAL TOTAL RETURNS
THIS CHART SHOWS HOW THE PERFORMANCE OF THE FUND'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE PAST 10 CALENDAR YEARS.
AVERAGE ANNUAL
TOTAL RETURNS
THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS.
[End Sidebar]

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------
           The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990 7.99%
'91  5.77%
'92  3.47%
'93  2.80%
'94  3.87%
'95  5.72%
'96  5.19%
'97  5.32%
'98  5.28%
'99  4.88%

             During the periods shown in the bar chart, the highest return for a calendar quarter was 1.97% (quarter ended March 31, 1990) and the lowest return for a calendar quarter was 0.67% (quarter ended
             June 30, 1993). Year-to-date total return information as of June 30, 2000 was 2.89%.

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
----------------------------------------------------------------------------------
                                      PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
----------------------------------------------------------------------------------
 Active Assets Money Trust               4.88%          5.28%           5.02%
----------------------------------------------------------------------------------

           For the Fund's most recent 7-day annualized yield you may call
           (800) 869-NEWS.

[Sidebar]
ANNUAL FUND
OPERATING EXPENSES
THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS AND ARE BASED ON EXPENSES PAID FOR THE FISCAL YEAR ENDED JUNE 30, 2000.
[End Sidebar]

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
           The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.

ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------
 Management fee                                                 0.27%
------------------------------------------------------------------------
 Distribution and service (12b-1) fees                          0.10%
------------------------------------------------------------------------
 Other expenses                                                 0.05%
------------------------------------------------------------------------
 Total annual Fund operating expenses                           0.42%
------------------------------------------------------------------------

           EXAMPLE
           This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

           The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

                                     1 YEAR           3 YEARS         5 YEARS        10 YEARS
                                     ---------------------------------------------------------
                                        $43            $134            $234            $527
                                     ---------------------------------------------------------

[Sidebar]
MONEY MARKET
A MUTUAL FUND HAVING THE GOAL TO SELECT SECURITIES TO PROVIDE CURRENT INCOME WHILE SEEKING TO MAINTAIN A STABLE SHARE PRICE OF $1.00.
YIELD
THE FUND'S YIELD REFLECTS THE ACTUAL INCOME THE FUND PAYS TO YOU EXPRESSED AS A PERCENTAGE OF THE FUND'S SHARE PRICE. BECAUSE THE FUND'S INCOME FROM ITS PORTFOLIO SECURITIES WILL FLUCTUATE, THE INCOME IT IN TURN DISTRIBUTES TO YOU AND THE FUND'S YIELD WILL VARY.
[End Sidebar]

ACTIVE ASSETS TAX-FREE TRUST

[ICON]  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
           Active Assets Tax-Free Trust is a money market fund that seeks to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
                            The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Fund's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

                            Municipal obligations are securities issued by state and local governments, and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit, including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities.

                            The Fund has a fundamental policy of investing at least 80% of its total assets in securities the interest on which is exempt from federal personal income tax. This policy may not be changed without shareholder approval.

           The Fund may invest up to 20% of its total assets in securities that pay interest income subject to the "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income; see the "Tax Consequences" section of this PROSPECTUS for more details.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------

           There is no assurance that the Fund will achieve its investment objective.

           CREDIT AND INTEREST RATE RISKS. Principal risks of investing in the Fund are associated with its municipal investments. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk.

           Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

           The Investment Manager, however, actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short-term maturities.

           Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[Sidebar]
ANNUAL TOTAL RETURNS
THIS CHART SHOWS HOW THE PERFORMANCE OF THE FUND'S SHARES HAS VARIED FROM YEAR TO YEAR OVER A 10-YEAR PERIOD.
AVERAGE ANNUAL
TOTAL RETURNS
THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS.
[End Sidebar]

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------
           The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990 5.51%
'91  4.08%
'92  2.53%
'93  1.99%
'94  2.38%
'95  3.36%
'96  2.98%
'97  3.14%
'98  2.95%
'99  2.74%

             During the periods shown in the bar chart, the highest return for a calendar quarter was 1.40% (quarter ended December 31, 1990) and the lowest return for a calendar quarter was 0.46% (quarter ended March 31, 1994). Year-to-date total return information as of June 30, 2000 was 1.68%.

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
----------------------------------------------------------------------------------
                                      PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
----------------------------------------------------------------------------------
 Active Assets Tax-Free Trust            2.74%          3.03%           3.16%
----------------------------------------------------------------------------------

           For the Fund's most recent 7-day annualized yield you may call
           (800) 869-NEWS.

[Sidebar]
ANNUAL FUND
OPERATING EXPENSES
THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS AND ARE BASED ON EXPENSES PAID FOR THE FISCAL YEAR ENDED JUNE 30, 2000.
[End Sidebar]

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
           The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.

ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------
 Management fee                                                 0.37%
------------------------------------------------------------------------
 Distribution and service (12b-1) fees                          0.10%
------------------------------------------------------------------------
 Other expenses                                                 0.03%
------------------------------------------------------------------------
 Total annual Fund operating expenses                           0.50%
------------------------------------------------------------------------

           EXAMPLE
           This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

           This example shows what expenses you could pay over time. The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

                                     1 YEAR           3 YEARS         5 YEARS        10 YEARS
                                     ---------------------------------------------------------
                                        $52            $162            $282            $634
                                     ---------------------------------------------------------

[Sidebar]
MONEY MARKET
A MUTUAL FUND HAVING THE GOAL TO SELECT SECURITIES TO PROVIDE CURRENT INCOME WHILE SEEKING TO MAINTAIN A STABLE SHARE PRICE OF $1.00.
YIELD
THE FUND'S YIELD REFLECTS THE ACTUAL INCOME THE FUND PAYS TO YOU EXPRESSED AS A PERCENTAGE OF THE FUND'S SHARE PRICE. BECAUSE THE FUND'S INCOME FROM ITS PORTFOLIO SECURITIES WILL FLUCTUATE, THE INCOME IT IN TURN DISTRIBUTES TO YOU AND THE FUND'S YIELD WILL VARY.
[End Sidebar]

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

[ICON]  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
           Active Assets California Tax-Free Trust is a money market fund that seeks to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
           The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal and California income taxes. The Fund's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

           The Investment Manager generally invests substantially all of the Fund's assets in California municipal obligations. The interest on these investments is exempt from federal and California state income tax. The Fund may invest up to 20% of its assets in securities that pay interest income subject to the "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income; see the "Tax Consequences" section of this PROSPECTUS for more details. Municipal obligations are securities issued by state and local governments and regional government authorities. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit, including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue bonds category are participations in lease obligations and installment contracts of municipalities.

           The Fund has a fundamental policy of investing at least 80% of its total assets in securities the interest on which is exempt from federal and California personal income tax. This policy may not be changed without shareholder approval.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------

           There is no assurance that the Fund will achieve its investment objective.

           CREDIT AND INTEREST RATE RISKS. A principal risk of investing in the Fund is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk.

           Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. However, unlike most fixed-income mutual funds, the Fund is subject to the added credit risk of concentrating its investments in a single state -- California -- and its municipalities. Because the Fund concentrates its investments in securities issued by California state and local governments and government authorities, the Fund could be affected by political, economic and regulatory developments concerning these issuers. Should any difficulties develop concerning California issuers' ability to pay principal and/or interest on their debt obligations, the Fund's value and yield could be adversely affected.

           Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

           The Investment Manager, however, actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short-term maturities.

           Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[Sidebar]
ANNUAL TOTAL RETURNS
THIS CHART SHOWS HOW THE PERFORMANCE OF THE FUND'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE PAST 8 CALENDAR YEARS.
AVERAGE ANNUAL
TOTAL RETURNS
THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS.
[End Sidebar]

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------
           The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992 2.14%
'93  1.72%
'94  2.20%
'95  3.10%
'96  2.73%
'97  2.88%
'98  2.58%
'99  2.35%

             During the periods shown in the bar chart, the highest return for a calendar quarter was 0.82% (quarter ended June 30, 1995) and the lowest return for a calendar quarter was 0.41% (quarter ended
             March 31, 1994). Year-to-date total return as of June 30, 2000 was 1.34%.

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
-----------------------------------------------------------------------------------
                                                                     LIFE OF FUND
                                    PAST 1 YEAR    PAST 5 YEARS    (SINCE 11/12/91)
-----------------------------------------------------------------------------------
 Active Assets California
 Tax-Free Trust                        2.35%          2.73%             2.49%
-----------------------------------------------------------------------------------

           For the Fund's most recent 7-day annualized yield you may call
           (800) 869-NEWS.

[Sidebar]
ANNUAL FUND
OPERATING EXPENSES
THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS AND ARE BASED ON EXPENSES PAID FOR THE FISCAL YEAR ENDED JUNE 30, 2000.
[End Sidebar]

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
           The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.

ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------
 Management fee                                                 0.47%
------------------------------------------------------------------------
 Distribution and service (12b-1) fees                          0.10%
------------------------------------------------------------------------
 Other expenses                                                 0.04%
------------------------------------------------------------------------
 Total annual Fund operating expenses                           0.61%
------------------------------------------------------------------------

           EXAMPLE
           This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

           The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

                                     1 YEAR           3 YEARS         5 YEARS        10 YEARS
                                     ---------------------------------------------------------
                                        $63            $196            $342            $765
                                     ---------------------------------------------------------

[Sidebar]
MONEY MARKET
A MUTUAL FUND HAVING THE GOAL TO SELECT SECURITIES TO PROVIDE CURRENT INCOME WHILE SEEKING TO MAINTAIN A STABLE SHARE PRICE OF $1.00.
YIELD
THE FUND'S YIELD REFLECTS THE ACTUAL INCOME THE FUND PAYS TO YOU EXPRESSED AS A PERCENTAGE OF THE FUND'S SHARE PRICE. BECAUSE THE FUND'S INCOME FROM ITS PORTFOLIO SECURITIES WILL FLUCTUATE, THE INCOME IT IN TURN DISTRIBUTES TO YOU AND THE FUND'S YIELD WILL VARY.
[End Sidebar]

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

[ICON]  INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
           Active Assets Government Securities Trust is a money market fund that seeks to provide high current income, preservation of capital and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
           The Fund will invest in high quality, short-term U.S. Government securities. The Fund's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

           The U.S. Government securities that the Fund may purchase include:

                           - U.S. Treasury bills, notes and bonds, all of which
                             are direct obligations of the U.S. Government.

                           - Securities issued by agencies and instrumentalities
                             of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration.

                           - Securities issued by agencies and instrumentalities
                             which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal Home Loan Banks.

                           - Securities issued by agencies and instrumentalities
                             which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

           The Fund also may invest up to 10% of its total assets in FDIC insured certificates of deposit of banks and savings and loan institutions.

           In addition, the Fund may invest in repurchase agreements which may be viewed as a type of secured lending by the Fund.

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------

           There is no assurance that the Fund will achieve its investment objectives.

           CREDIT AND INTEREST RATE RISKS. A principal risk of investing in the Fund is associated with its U.S. Government securities investments, which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

           Credit risk is minimal with respect to the Fund's U.S. Government securities investments. Repurchase agreements and insured certificates of deposit may involve a greater degree of credit risk. The Investment Manager, however, actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short-term maturities.

           Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[Sidebar]
ANNUAL TOTAL RETURNS
THIS CHART SHOWS HOW THE PERFORMANCE OF THE FUND'S SHARES HAS VARIED FROM YEAR TO YEAR OVER THE PAST 10 CALENDAR YEARS.
AVERAGE ANNUAL
TOTAL RETURNS
THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS.
[End Sidebar]

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------
           The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

ANNUAL TOTAL RETURNS - CALENDAR YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990 7.63%
'91  5.52%
'92  3.25%
'93  2.57%
'94  3.61%
'95  5.40%
'96  4.89%
'97  4.99%
'98  4.96%
'99  4.58%

             During the periods shown in the bar chart, the highest return for a calendar quarter was 1.88% (quarter ended June 30, 1990) and the lowest return for a calendar quarter was 0.62% (quarter ended
             June 30, 1993). Year-to-date total return information as of June 30, 2000 was 2.72%.

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1999)
----------------------------------------------------------------------------------
                                      PAST 1 YEAR    PAST 5 YEARS    PAST 10 YEARS
----------------------------------------------------------------------------------
 Active Assets Government
 Securities Trust                        4.58%          4.96%           4.73%
----------------------------------------------------------------------------------

           For the Fund's most recent 7-day annualized yield you may call
           (800) 869-NEWS.

[Sidebar]
ANNUAL FUND
OPERATING EXPENSES
THESE EXPENSES ARE DEDUCTED FROM THE FUND'S ASSETS AND ARE BASED ON EXPENSES PAID FOR THE FISCAL YEAR ENDED JUNE 30, 2000.
[End Sidebar]

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
           The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.

ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------
 Management fee                                                 0.45%
------------------------------------------------------------------------
 Distribution and service (12b-1) fees                          0.10%
------------------------------------------------------------------------
 Other expenses                                                 0.04%
------------------------------------------------------------------------
 Total annual Fund operating expenses                           0.59%
------------------------------------------------------------------------

           EXAMPLE
           This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

           The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

                                     1 YEAR           3 YEARS         5 YEARS        10 YEARS
                                     ---------------------------------------------------------
                                        $60            $187            $327            $732
                                     ---------------------------------------------------------

[Sidebar]
MORGAN STANLEY DEAN WITTER ADVISORS INC.
THE INVESTMENT MANAGER IS WIDELY RECOGNIZED AS A LEADER IN THE MUTUAL FUND INDUSTRY AND TOGETHER WITH MORGAN STANLEY DEAN WITTER SERVICES COMPANY INC., ITS WHOLLY-OWNED SUBSIDIARY, HAD APPROXIMATELY $150 BILLION IN ASSETS UNDER MANAGEMENT AS OF JULY 31, 2000.
[End Sidebar]

FUND MANAGEMENT

           Each Fund has retained the Investment Manager -- Morgan Stanley Dean Witter Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, NY 10048.

           Each Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is based on each Fund's average daily net assets. For the fiscal year ended June 30, 2000, each Fund accrued total compensation to the Investment Manager as follows:

                                                                                                  INVESTMENT MANAGEMENT
                                                                                                       FEE ACCRUED
                                                                                                     (AS A PERCENT OF
                                     FUND                                                       FUND'S AVERAGE NET ASSETS)
                                     -------------------------------------------------------------------------------------
                                      Active Assets Money Trust                                           0.27%
                                     -------------------------------------------------------------------------------------
                                      Active Assets Tax-Free Trust                                        0.37%
                                     -------------------------------------------------------------------------------------
                                      Active Assets California Tax-Free Trust                             0.47%
                                     -------------------------------------------------------------------------------------
                                      Active Assets Government Securities Trust                           0.45%
                                     -------------------------------------------------------------------------------------

[Sidebar]
CONTACTING A
FINANCIAL ADVISOR
IF YOU ARE NEW TO THE MORGAN STANLEY DEAN WITTER FAMILY OF FUNDS AND WOULD LIKE TO CONTACT A FINANCIAL ADVISOR, CALL (877) 937-MSDW (TOLL-FREE) FOR THE TELEPHONE NUMBER OF THE MORGAN STANLEY DEAN WITTER OFFICE NEAREST YOU.
YOU MAY ALSO ACCESS OUR OFFICE LOCATOR ON OUR INTERNET SITE
AT: www.msdw.com/individual/funds
[End Sidebar]

SHAREHOLDER INFORMATION

[ICON]  PRICING FUND SHARES
--------------------------------------------------------------------------------
           The price of each Fund's shares, called "net asset value," is based on the amortized cost of the Fund's portfolio securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost, rather than market forces.

           The net asset value per share of each Fund is determined once daily at 12:00 noon Eastern time on each day that the New York Stock Exchange is open. Shares will not be priced on days that the New York Stock Exchange is closed.

[ICON]  HOW ARE FUND INVESTMENTS MADE?
--------------------------------------------------------------------------------

           PARTICIPANTS:
           Cash balances in your Financial Service Program account (through the Active Assets program or the BusinesScape program) that are not invested in securities will be automatically invested in shares of the Fund of your choice on days that the New York Stock Exchange is open for business (a "business day"). You may select any fund offered for investment to Financial Service Program participants, including the Funds and Active Assets Institutional Money Trust and Active Assets Premier Money Trust. In each case, please read the respective fund's prospectus carefully prior to making an investment decision. If you are a participant in the BusinesScape program, you may select more than one fund unless you select to invest in either Active Assets Institutional Money Trust or Active Assets Premier Money Trust. Alternatively, if you are a participant in the Active Assets program, you may choose to have your cash balances deposited in a federally insured bank account designated by Dean Witter Reynolds Inc. rather than invested in a fund. You may change your investment selection at any time by notifying your Morgan Stanley Dean Witter Financial Advisor. Upon selecting a different fund, your shares held in the previously designated fund will automatically be sold and reinvested in shares of the newly selected fund.

           Your account will be reviewed on each business day to determine whether the account has a cash balance as a result of any credits accrued that day. Credits to your account may arise, for example, from sales of securities or from direct cash payments into the account. The cash balance, reduced by any debits to your account incurred that day, will be used to purchase shares of the fund of your choice on the next business day at the fund's share price calculated on that next day. Debits to your account may arise from purchases of securities, margin calls, other account charges (including, in the case of your BusinesScape account, any principal and/or interest owed on your commercial line of credit, if applicable), debit card purchases, cash advances, or withdrawals, and any checks written against the account.

           Dividends are not earned until the next business day following the purchase of Fund shares.

           If you make a cash payment into your account after your Financial Advisor's deadline for processing checks has passed, then investment in the Fund of your choice may not occur until the second business day after the payment is made (and at the price of the Fund's shares calculated on that second business day). No payments into the account will be credited until federal or other immediately available funds become available to the account.

           There is no minimum investment amount for participants, although the current minimum initial deposit into an Active Assets account is $5,000 in cash or securities and $20,000 in cash or securities for a BusinesScape account.

           NON-PARTICIPANTS:
           To invest in any of the Funds, contact your Morgan Stanley Dean Witter Financial Advisor. Your Financial Advisor will assist you step-by-step with the procedures to invest in a Fund. The minimum investment amount is $5,000 for initial investments. We may offer reduced minimums or automatic investment options for investors that have certain brokerage accounts held with Dean Witter Reynolds Inc. Fund shares are purchased at the next share price calculated after we receive your purchase order (accompanied by federal or other immediately available funds).

           Non-Participants considering investing in any of the Funds should recognize that the Funds have been created specifically for the Financial Service Programs and, as such, the Funds do not offer typical money market fund features, such as checkwriting privileges, to non-Participants. (We do offer other comparable money market funds that have these features. For more information, call your Morgan Stanley Dean Witter Financial Advisor.)

           PLAN OF DISTRIBUTION:
           Each Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan allows each Fund to pay distribution fees for the sale and distribution of these shares. It also allows each Fund to pay for services to shareholders. Because these fees are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

[ICON]  HOW ARE FUND SHARES SOLD?
--------------------------------------------------------------------------------

           PARTICIPANTS:
           AUTOMATIC SALES. Your account will be reviewed on each business day to determine whether the account has a negative balance as a result of debits incurred on that day. Of course, the negative balance will be reduced by any credits accrued to the account on that day. On the next business day, a sufficient number of your Fund shares will automatically be sold to equal the value of the negative balance. The sale price of the Fund's shares will be the share price calculated on that next business day. If the value of your Fund shares is insufficient to equal the negative balance, Dean Witter Reynolds Inc. is authorized to take the actions described in your client account agreement, including, if you are eligible, applying a margin loan to your account or accessing your line of credit, as applicable, to cover outstanding debits.

           In addition, if Dean Witter Reynolds Inc. exercises its right to terminate the Financial Service Program you are invested in, then all of your Fund shares will be sold.

           VOLUNTARY SALES. If you wish to sell all or some of your Fund shares, you may do so by:

           (a) writing a check against your account in an amount equal to the value of shares you wish to sell (there may be fees imposed for writing these checks);

           (b) obtaining cash using your debit card (there may be fees imposed and certain limitations on withdrawals); or

           (c) calling your Morgan Stanley Dean Witter Financial Advisor.

           Once you have taken any of these steps, Fund shares will be sold at the Fund's share price calculated on the next business day. Proceeds from your sale of Fund shares will be reduced by any outstanding debits to your account. Prior to selling any Fund shares through any of the above methods you should call your Morgan Stanley Dean Witter Financial Advisor or the applicable information number appearing on the cover of this PROSPECTUS to determine the value of Fund shares you own. If there is an insufficient value of Fund shares to cover your account withdrawals (I.E., debit card purchases or checks written), then Dean Witter Reynolds Inc. may take the authorized steps described in your client account agreement.

           NON-PARTICIPANTS:
           You can sell some or all of your Fund shares at any time. Your shares will be sold at the next share price calculated after we receive your order to sell as described below.

           To sell your shares, simply call your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Payment will be sent to the address to which the account is registered or deposited in your brokerage account.

           You may also sell your shares by writing a "letter of instruction" that includes:

           - your account number;

           - the dollar amount or the number of shares you wish to sell; and

           - the signature of each owner as it appears on the account.

           If you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account, you will need a signature guarantee. You can generally obtain a signature guarantee from an eligible guarantor acceptable to Morgan Stanley Dean Witter Trust FSB. (You should contact Morgan Stanley Dean Witter Trust FSB at
           (800) 869-NEWS for a determination as to whether a particular institution is an eligible guarantor.) A notary public CANNOT provide a signature guarantee. Additional documentation may be required for shares held by a corporation, partnership, trustee or executor. Mail the letter to Morgan Stanley Dean Witter Trust FSB at P.O. Box 983, Jersey City, NJ 07303. A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your instructions.

           After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

           Certain Dean Witter brokerage accounts held by non-Participants may be eligible for an automatic redemption option where Fund shares are sold automatically under specified circumstances. For more information contact your Morgan Stanley Dean Witter Financial Advisor.

           PARTICIPANTS AND NON-PARTICIPANTS:
           Payment for Fund shares sold may be postponed or the right to have Fund shares sold may be suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

[ICON]  DISTRIBUTIONS
--------------------------------------------------------------------------------

           Each Fund passes substantially all of its earnings along to its investors as "distributions." Each Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Investment Manager does not anticipate that there will be significant capital gain distributions.

           Each Fund declares income dividends, payable on each day the New York Stock Exchange is open for business, of all of its daily net income to shareholders of record as of 12:00 noon the preceding business day. Dividends are reinvested automatically in additional shares of the Fund (rounded to the last 1/100 of a share). With respect to each of Active Assets Money Trust and Active Assets Government Securities Trust, its short-term capital gains, if any, are declared and payable on each business day. The other Funds' short-term capital gains, if any, are distributed periodically. Each Fund's long-term capital gains, if any, are distributed at least once in December.

[ICON]  TAX CONSEQUENCES
--------------------------------------------------------------------------------
           As with any investment, you should consider how your investment in a Fund will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

           Your income dividend distributions from Active Assets Money Trust and Active Assets Government Securities Trust are normally subject to federal and state income tax when they are paid.

           Income dividend distributions from Active Assets Tax-Free Trust are normally exempt from federal income tax and will generally be subject to state income tax. Income dividend distributions from Active Assets California Tax-Free Trust are exempt from federal and California state income taxes -- to the extent they are derived from California municipal obligations. With respect to these two Funds, income derived from certain portfolio securities may be subject to federal, state and/or local income taxes.

           With respect to Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust, income derived from certain municipal securities may be subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

           If a Fund makes any capital gain distributions, those distributions will normally be subject to federal and state income tax when they are paid. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in a Fund.

           Every January, you will be sent a statement (IRS Form 1099-DIV) showing the distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

           When you open your Fund account, you should provide your social security or tax identification number. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and sale proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

ACTIVE ASSETS MONEY TRUST
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years of the Fund. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information for the year ended June 30, 2000 has been audited by Deloitte & Touche LLP, independent accountants, whose report, along with the Fund's financial statements, is available upon request. The financial highlights for each of the years in the four-year period ended June 30, 1999 have been audited by other independent accountants.

YEAR ENDED JUNE 30,                                  2000           1999           1998           1997           1996
------------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period               $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
------------------------------------------------------------------------------------------------------------------------
 Net income from investment operations                0.054          0.048          0.052          0.051          0.052
------------------------------------------------------------------------------------------------------------------------
 Less dividends from net investment income           (0.054)        (0.048)        (0.052)        (0.051)        (0.052)
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
------------------------------------------------------------------------------------------------------------------------

 TOTAL RETURN                                          5.50%          4.92%          5.38%          5.23%          5.33%
------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------------------------
 Expenses                                              0.42%          0.43%          0.44%          0.45%          0.47%
------------------------------------------------------------------------------------------------------------------------
 Net investment income                                 5.38%          4.78%          5.24%          5.07%          5.21%
------------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in millions             $20,972        $15,989        $11,922         $8,928         $7,170
------------------------------------------------------------------------------------------------------------------------

 24
                           ACTIVE ASSETS MONEY TRUST

ACTIVE ASSETS TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years of the Fund. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information for the year ended June 30, 2000 has been audited by Deloitte & Touche LLP, independent accountants, whose report, along with the Fund's financial statements, is available upon request. The financial highlights for each of the years in the four-year period ended June 30, 1999 have been audited by other independent accountants.

 YEAR ENDED JUNE 30,                              2000           1999           1998           1997           1996
---------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------
 Net income from investment operations             0.031          0.027          0.031          0.030          0.031
---------------------------------------------------------------------------------------------------------------------
 Less dividends from net investment income        (0.031)        (0.027)        (0.031)        (0.030)        (0.031)
---------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------

 TOTAL RETURN                                       3.15%          2.73%          3.11%          3.05%          3.12%
---------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------
 Expenses                                           0.50%          0.52%          0.54%          0.55%          0.55%
---------------------------------------------------------------------------------------------------------------------
 Net investment income                              3.11%          2.68%          3.05%          2.98%          3.08%
---------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in millions           $2,660         $2,290         $1,869         $1,634         $1,542
---------------------------------------------------------------------------------------------------------------------

                                                                              25
                          ACTIVE ASSETS TAX-FREE TRUST

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years of the Fund. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The information for the year ended June 30, 2000 has been audited by Deloitte & Touche LLP, independent accountants, whose report, along with the Fund's financial statements, is available upon request. The financial highlights for each of the years in the four-year period ended June 30, 1999 have been audited by other independent accountants.

 YEAR ENDED JUNE 30,                              2000           1999           1998           1997           1996
---------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------
 Net income from investment operations             0.026          0.023          0.028          0.028          0.028
---------------------------------------------------------------------------------------------------------------------
 Less dividends from net investment income        (0.026)        (0.023)        (0.028)        (0.028)        (0.028)
---------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------

 TOTAL RETURN                                       2.60%          2.31%          2.84%          2.83%          2.82%
---------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------
 Expenses                                           0.61%          0.63%(1)       0.64%          0.66%(1)       0.67%
---------------------------------------------------------------------------------------------------------------------
 Net investment income                              2.55%          2.28%          2.79%          2.78%          2.79%
---------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands        $697,703       $625,753       $549,779       $431,382       $384,218
---------------------------------------------------------------------------------------------------------------------

(1) Does not reflect the effect of expense offset of 0.01%.

 26
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years of the Fund. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The information for the year ended June 30, 2000 has been audited by Deloitte & Touche LLP, independent accountants, whose report, along with the Fund's financial statements, is available upon request. The financial highlights for each of the years in the four-year period ended June 30, 1999 have been audited by other independent accountants.

 YEAR ENDED JUNE 30,                              2000           1999           1998           1997           1996
---------------------------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period           $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------
 Net income from investment operations             0.050          0.045          0.049          0.048          0.049
---------------------------------------------------------------------------------------------------------------------
 Less dividends from net investment income        (0.050)        (0.045)        (0.049)        (0.048)        (0.049)
---------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
---------------------------------------------------------------------------------------------------------------------

 TOTAL RETURN                                       5.17%          4.64%          5.05%          4.92%          5.03%
---------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------
 Expenses                                           0.59%          0.61%          0.63%          0.64%          0.65%
---------------------------------------------------------------------------------------------------------------------
 Net investment income                              5.03%          4.50%          4.93%          4.78%          4.93%
---------------------------------------------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands        $932,466       $995,448       $698,977       $620,449       $571,400
---------------------------------------------------------------------------------------------------------------------

                                                                              27
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

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 28
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                                                                              29

                                                    PROSPECTUS - AUGUST 29, 2000
Additional information about each Fund's investments is available in the Fund's ANNUAL AND SEMI-ANNUAL REPORT TO SHAREHOLDERS (the current annual report is included in this PROSPECTUS). The Funds' STATEMENT OF ADDITIONAL INFORMATION also provides additional information about the Funds. The STATEMENT OF ADDITIONAL INFORMATION is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Funds, or to make shareholder inquiries, please call:
                                 (800) 869-NEWS
You also may obtain information about each Fund by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:
                         WWW.MSDW.COM/INDIVIDUAL/FUNDS
Information about the Funds (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.
 TICKER SYMBOLS:

ACTIVE ASSETS MONEY TRUST                  AAMXX
---------------------------------------   -------

ACTIVE ASSETS TAX-FREE TRUST               AATXX
---------------------------------------   -------

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST    AACXX
---------------------------------------   -------

ACTIVE ASSETS GOVERNMENT SECURITIES
TRUST                                      AAGXX
---------------------------------------   -------

(THE FUNDS' INVESTMENT COMPANY ACT FILE NOS. ARE 811-3159, 811-3162, 811-6530, 811-3165)

Active Assets
                                                                     MONEY TRUST
                                                                  TAX-FREE TRUST
                                                       CALIFORNIA TAX-FREE TRUST
                                                     GOVERNMENT SECURITIES TRUST

                                                     FOUR DIFFERENT MONEY MARKET
                                                    FUNDS OFFERED EXCLUSIVELY TO
                         PARTICIPANTS IN THE ACTIVE ASSETS-Registered Trademark-
                                                   OR BUSINESSCAPE-SM- FINANCIAL
                                                         SERVICE PROGRAMS AND TO
                                                        OTHER INVESTORS WHO HAVE
                                                         BROKERAGE ACCOUNTS WITH
                                                            DEAN WITTER REYNOLDS